(Loss) Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net (loss) income attributable to Global Mofy AI Limited		$ (19,302,485)	$ 12,137,352	$ 6,551,838
Class A Ordinary Shares [Member]
Denominator:
Basic	[1]	14,086,610	1,798,850	1,668,083
Diluted	[1]	14,086,610	1,798,850	1,668,083
Basic	[1]	$ (1.19)	$ 6.37	$ 3.93
Diluted	[1]	$ (1.19)	$ 6.37	$ 3.93
Class B Ordinary Shares [Member]
Denominator:
Basic	[1],[2]	2,100,937	106,605
Diluted	[1],[2]	2,100,937	106,605
Basic	[1],[2]	$ (1.19)	$ 6.37
Diluted	[1],[2]	$ (1.19)	$ 6.37

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).